Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 19,523	¥ 20,125	¥ 19,268
Housing benefits	1,317	1,189	1,061
Contribution to the defined contribution pension plan	2,455	2,905	2,531
Depreciation and amortisation	5,161	4,379	2,638
Foreign exchange losses/(gains)	(119)	67	194
Remuneration in respect of audit services provided by auditors	¥ 63	¥ 60	¥ 59